                          [WMA SECURITIES, INC. LOGO]

                                    POWER V

                                    VARIABLE
                                    UNIVERSAL LIFE

                                    1999 SEMI-ANNUAL
                                    REPORT

                       Includes Semi-Annual Reports for:

                                   Kemper Variable Series

                                   American Skandia Trust

                                   Fidelity Variable Insurance Products Fund

                                   Fidelity Variable Insurance Products Fund II

                                   Fidelity Variable Insurance Products Fund III

                                   Scudder Variable Life Investment Fund

[ZURICH KEMPER LOGO]

                             [WMA SECURITIES, INC.]


                           Securities offered through
                              WMA Securities, Inc.
                               Member NASD & SIPC
                             5555 Triangle Parkway
                               Norcross, GA 30092
                                  770/453-9300

       POWER V is marketed exclusively by World Marketing Alliance, Inc.;
             distributed by Investors Brokerage Services, Inc.; and
            underwritten by Kemper Investors Life Insurance Company,
                           Long Grove, IL 60049-0001


                              [ZURICH KEMPER LOGO]




[ZURICH KEMPER LOGO]                                       -------------------
                                                           |    BULK RATE    |
1 KEMPER DRIVE                                             |   U.S. POSTAGE  |
LONG GROVE, IL 60049-0001                                  |       PAID      |
                                                           |  PERMIT NO. 240 |
                                                           |PALATINE P&DC, IL|
                                                           -------------------